LEASES (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Summary of operating right-of-use assets and operating lease liabilities

Operating lease right-of-use assets, net	$26,528

Operating lease liabilities, current	$5,602
Operating lease liabilities, non-current	28,122

Total operating lease liabilities	$33,724
Weighted average remaining lease term (years)	9.37
Weighted average discount rate of operating leases	4.59%

Summary of operating lease costs

Six Months Ended June 30, 2023 (unaudited)
Operating lease costs	$1,894
Variable lease payments	$118
Short term lease costs	$6
Operating cash flows from lease incentives received, net of cash paid for operating leases	$184

Summary of minimum lease payments over the remaining lease

Year Ended December 31, (unaudited)
2023	$1,997
2024	3,876
2025	4,204
2026	4,207
2027	4,197
Thereafter	20,750

Total undiscounted lease payments	$39,231

Less: interest	(5,507)

Present value of lease liabilities	$33,724